Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Revenues:
Revenues	$ 810,000	$ 3,000	$ 810,000	$ 7,000	$ 991,000	$ 7,000
Revenues from related parties		9,000		9,000		9,000
Total revenues	810,000	12,000	810,000	16,000	991,000	16,000
Cost of goods sold:
Cost of goods sold	803,000	2,000	803,000	6,000	991,000	106,000
Cost of goods sold to related parties		6,000		6,000		6,000
Total cost of goods sold	803,000	8,000	803,000	12,000	991,000	112,000
Gross Profit (Loss)	7,000	4,000	7,000	4,000		(96,000)
Operating expenses:
Selling, general, and administrative	1,607,000	1,440,000	2,791,000	1,947,000	237,000	4,802,000	2,887,000
Research and development	953,000	394,000	1,745,000	670,000	138,000	2,257,000	2,301,000
Impairment loss of long-lived assets							329,000
Total operating expenses	2,560,000	1,834,000	4,536,000	2,617,000	375,000	7,059,000	5,517,000
Operating loss	(2,553,000)	(1,830,000)	(4,529,000)	(2,613,000)	(375,000)	(7,155,000)	(5,517,000)
Other income (expenses):
Other income, net						36,000
Interest expense	(5,000)		(7,000)
Amortization of debt discount	(540,000)		(540,000)
Interest expense - related party				(10,000)		(10,000)	(1,031,000)
Gain on derivative liabilities	130,000		130,000
Total other income (expenses), net	(415,000)		(417,000)	(10,000)		26,000	(1,031,000)
Loss before provision for income taxes	(2,968,000)	(1,830,000)	(4,946,000)	(2,623,000)	(375,000)	(7,129,000)	(6,548,000)
Provision for income taxes			1,000			1,000
Net loss	$ (2,968,000)	$ (1,830,000)	$ (4,947,000)	$ (2,623,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Loss per share - basic and diluted	$ (0.04)	$ (0.03)	$ (0.07)	$ (0.04)	$ (0.01)	$ (0.11)
Weighted average common shares - basic and diluted	72,462,000	65,450,000	72,508,000	64,257,000	60,883,000	67,803,000